PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2013
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment

	June 30, 2013	December 31, 2012

Buildings and improvements	$20,816	$20,725
Machinery and equipment	49,543	48,081
Office furniture and equipment	510	499
Leasehold improvements	37	37
Vehicles	898	872
	71,804	70,214
Less: accumulated depreciation
and amortization	(19,679)	(16,857)
	$52,125	$53,357

Schedule of Intangible Assets

	June 30, 2013	December 31, 2012

Land use right	$10,658	$10,558
Software	108	97
	10,766	10,655
Less: accumulated amortization	(786)	(657)
Less: accumulated Translation Adjustments	(114)	(231)
	$9,866	$9,767

Schedule of Estimated Future Amortization Expense Related to Intangible Assets
Year	Amortization Expense
2013	$129
2014	242
2015	242
2016	242
2017	242
Thereafter	8,769
$9,866